Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment, Net [Abstract]
Schedule of property, plant and equipment, net
	December 31, 2021	December 31, 2020
Property and buildings	$15,469,040	14,743,005
Machinery and equipment	1,594,701	1,547,258
Transportation vehicles	744,885	806,782
Office and electronic equipment	155,685	97,166
Subtotal	17,964,310	17,194,211
Construction in progress (“CIP”)	2,584,252	(308,732)
Less: accumulated depreciation	(3,255,669)	(2,386,346)
Impairment of fixed assets	(7,585,291)	(3,114,686)
Property, plant and equipment, net	$9,707,602	11,384,447